Annual Fund Operating Expenses	Nov. 25, 2025
Virtus AlphaSimplex Managed Futures ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[2]
Expenses (as a percentage of Assets)	0.80%	[3]
Virtus Duff & Phelps Clean Energy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%	[4]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.07%)	[5]
Net Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 28, 2026
Virtus KAR Mid-Cap ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[6]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.80%
Virtus Newfleet Securitized Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[7]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.10%)	[8]
Net Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 28, 2026
Virtus Newfleet Short Duration Core Plus Bond ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[9]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.05%)	[10]
Net Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Virtus Newfleet Short Duration High Yield Bond ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[11]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Virtus Seix AAA Private Credit CLO ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[12]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
Virtus Seix Senior Loan ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[13]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.01%)	[14]
Net Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 28, 2026
Virtus Stone Harbor Emerging Markets High Yield Bond ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[15]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
Virtus Terranova U.S. Quality Momentum ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[16]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%

[1]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus Alternative Investment Advisers, LLC (the “Adviser”) pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses.
[4]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus Investment Advisers, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[5]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.07% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[6]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus Investment Advisers, LLC (the “Adviser”) pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[7]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus Investment Advisers, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[8]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.10% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[9]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus Investment Advisers, LLC (the “Adviser”) pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[10]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.05% of the Fund’s average daily net assets through November 30, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[11]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus Investment Advisers, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[12]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus Investment Advisers, LLC (the “Adviser”) pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[13]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus Investment Advisers, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[14]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.01% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[15]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus Investment Advisers, LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[16]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.